Loans and borrowings - Summary of Loans and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current portion of loans and borrowings
Bank loans	€ 73	€ 447
Lease liabilities (Note 13)	6,013	7,593
Total current portion of loans and borrowings	6,086	8,040
Non - Current portion of loans and borrowings
Bank loans	411,379	410,654
Lease liabilities (Note 13)	17,885	19,985
Total non current portion of loans and borrowings	429,264	430,639
Total	€ 435,350	€ 438,679